Cover	Nov. 06, 2023
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Nov. 06, 2023
Current Fiscal Year End Date	--11-30
File Number	333-255392
RegistrantName	ANKAM, INC.
Entity Central Index Key	0001781629
TaxIdentificationNumber	61-1900749
IncorporationStateCountryCode	NV
address	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
city area code	995
local phone number	599420389
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Entity Emerging Growth Company	true
ExTransitionPeriod	false